Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
8.	Inventories

(a)	This caption is made up as follows:

	2025	2024
	S/(000)	S/(000)

Goods and finished products	13,214	18,234
Work in progress	205,321	221,837
Raw materials	209,023	254,141
Packages and packing	4,236	3,441
Fuel	3,894	3,552
Spare parts and supplies	264,450	259,601
Inventory in transit	7,005	13,191
	707,143	773,997

(b)	Movement in the provision for inventory obsolescence value is set forth below:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)

Opening balance	33,880	27,525	24,905
Additions	1,469	6,696	2,956
Reversal by arrangement	(7,819)	(341)	(336)
Final balance	27,530	33,880	27,525